FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on recurring basis

                                                                                  March 31, 2013

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(unaudited)
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$19,957	$—	$19,957
Mortgage-backed securities – U.S. Government agencies	—	38,948	—	38,948
Mortgage-backed securities – Non-agency	—	3,792	—	3,792
FHLMC preferred stock	18	—	—	18
Total	$18	$62,697	$—	$62,715

                                                                                  September 30, 2012

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$14,103	$—	$14,103
Mortgage-backed securities – U.S. Government agencies	—	47,762	—	47,762
Mortgage-backed securities – Non-agency	—	4,103	—	4,103
FHLMC preferred stock	7	—	—	7
Total	$7	$65,968	$—	$65,975

                                                                                September 30, 2011

	Category Used for Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Assets:
Securities available for sale:
U.S. Government and agency obligations	$—	$9,424	$—	$9,424
Mortgage-backed securities – U.S. Government agencies	—	61,583	—	61,583
Mortgage-backed securities – Non-agency	—	4,357	—	4,357
FHLMC preferred stock	6	—	—	6
Total	$6	$75,364	$—	$75,370

Schedule of summary of non-recurring fair value measurements
	At March 31, 2013
	Level 1	Level 2	Level 3	Total
	(unaudited)
	(Dollars in Thousands)
Impaired loans	$—	$—	$21,006	$21,006
Real estate owned	—	—	1,258	$1,258
Total	$—	$—	$22,264	$22,264

	At September 30, 2012
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Impaired loans	$—	$—	$30,608	$30,608
Real estate owned	—	—	1,972	$1,972
Total	$—	$—	$32,580	$32,580

	At September 30, 2011
	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Impaired loans	$—	$—	$10,937	10,937
Real estate owned	—	2,268	—	2,268
Total	$—	$2,268	$10,937	$13,205

Schedule of valuation processes used to determine nonrecurring fair value measurements
At March 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range
	(unaudited)
	(Dollars in Thousands)
Impaired loans	$21,006	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount
Real estate owned	$1,258	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount

	At September 30, 2012
	Fair Value	Valuation Technique	Unobservable Input	Range
	(Dollars in Thousands)
Impaired loans	$30,608	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount
Real estate owned	$1,972	Property appraisals	Management discount for selling costs, property type and market volatility	10% – 20% discount

Schedule of fair value, by balance sheet grouping

			Fair Value Measurements at March 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(unaudited)
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$33,612	$33,612	$33,612	$—	$—
Investment and mortgage-backed securities available for sale	62,715	62,715	18	62,697	—
Investment and mortgage-backed securities held to maturity	87,976	90,182	—	90,182	—
Loans receivable, net	278,237	283,817	—	—	283,817
Accrued interest receivable	1,833	1,833	1,833	—	—
Federal Home Loan Bank stock	1,659	1,659	1,659	—	—
Bank owned life insurance	7,022	7,022	7,022	—	—
Liabilities:
Checking accounts	38,756	38,756	38,756	—	—
Money market deposit accounts	68,861	68,861	68,861	—	—
Passbook, club and statement savings accounts	72,260	72,260	72,260	—	—
Certificates of deposit	236,220	240,855	—	240,855	—
Advances from Federal Home Loan Bank	340	340	340	—	—
Accrued interest payable	747	747	747	—	—
Advances from borrowers for taxes and insurance	1,266	1,266	1,266	—	—

			Fair Value Measurements at September 30, 2012
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$81,273	$81,273	$81,273	$—	$—
Investment and mortgage-backed securities available for sale	65,975	65,975	7	65,968	—
Investment and mortgage-backed securities held to maturity	63,110	66,401	—	66,401	—
Loans receivable, net	260,684	266,699	—	—	266,699
Accrued interest receivable	1,661	1,661	1,661	—	—
Federal Home Loan Bank stock	2,239	2,239	2,239	—	—
Bank owned life insurance	6,919	6,919	6,919	—	—
Liabilities:
Checking accounts	37,370	37,370	37,370	—	—
Money market deposit accounts	69,735	69,735	69,735	—	—
Passbook, club and statement savings accounts	71,083	71,083	71,083	—	—
Certificates of deposit	247,414	252,479	—	252,479	—
Advances from Federal Home Loan Bank	483	484	484	—	—
Accrued interest payable	2,382	2,382	2,382	—	—
Advances from borrowers for taxes and insurance	1,273	1,273	1,273	—	—

	September 30, 2011
	Carrying Amount	Fair Value
	(Dollars in Thousands)
Assets:
Cash and cash equivalents	$53,829	$53,829
Investment and mortgage-backed securities available for sale	75,370	75,370
Investment and mortgage-backed securities held to maturity	108,956	112,721
Loans receivable, net	240,511	248,382
Accrued interest receivable	2,026	2,026
Federal Home Loan Bank stock	2,887	2,887
Bank owned life insurance	6,180	6,180
Liabilities:
Checking accounts	33,505	33,505
Money market deposit accounts	75,649	75,649
Passbook, club and statement savings accounts	70,623	70,623
Certificates of deposit	256,237	262,489
Advances from Federal Home Loan Bank	570	570
Accrued interest payable	2,420	2,420
Advances from borrowers for taxes and insurance	1,090	1,090